Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Potentially dilutive equity securities	51,460	5,145,943
Convertible Preferred Stock [Member]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Potentially dilutive equity securities	7,000,000	2	700,000,000	700,000,000
Convertible notes [Member]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Potentially dilutive equity securities	251,137	48,400
Common Stock Issuable [Member]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Potentially dilutive equity securities		1,000